Prepaid Expenses And Other Current Assets	12 Months Ended
May 31, 2012
Prepaid Expenses And Other Current Assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Prepaid rent	11,659	23,646
Advances to suppliers	6,952	12,157
Interest receivable	5,980	5,321
Receivable from the settlement bank for the proceeds of exercise of options	155	3,852
Prepaid advertising fees	1,314	3,318
Staff advances (a)	2,888	3,082
Rental deposit	1,408	1,184
Value added taxes recoverable	1,076	1,139
Prepaid property taxes and other taxes	194	686
Receivable from disposal of Mingshitang	310	314
Refundable deposit for school construction	154	179
Others (b)	1,158	5,668

	33,248	60,546

(a)	Staff advances are provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.